ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed financial statements

The carrying amounts of the assets and liabilities of the VIE are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	27,272	8,024	1,288
Short-term investments	—	25,000	4,013
Accounts receivable	10,292	6,405	1,028
Prepayments and other current assets	718	6,375	1,023
Deferred tax assets	1,076	—	—

Total current assets	39,358	45,804	7,352

Non-current assets:
Property and equipment, net	2,861	2,115	339
Intangible assets, net	13,425	9,681	1,554
Deferred tax assets	896	66	11

Total non-current assets	17,182	11,862	1,904

Total assets	56,540	57,666	9,256

LIABILITIES
Current liabilities:
Accounts payable	1,332	719	115
Accrued expenses and other current liabilities	5,020	7,352	1,180
Deferred revenue	876	1,597	256
Income tax payable	237	—	—

Total current liabilities	7,465	9,668	1,551

Non-current liabilities:
Unrecognized tax benefits	4,315	4,233	679
Other non-current liabilities	2,150	2,150	345

Total non-current liabilities	6,465	6,383	1,024

Total liabilities	13,930	16,051	2,575

The financial performance and cash flows of the VIE are as follows:

	For the Years Ended December 31,
	2011	2012
	RMB	RMB	US$
Net revenues	51,969	35,686	5,728

Net loss	(403)	(17,742)	(2,848)

Net cash generated from operating activities	22,723	18,517	2,972

Net cash used in investing activities	(12,278)	(37,987)	(6,097)

Net cash generated from financing activities	—	—	—

Company Subsidiaries

As of December 31, 2012, the Company’s subsidiaries consisted of the following entities:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Beauty Wave Limited (“Beauty Wave”)	British Virgin Islands (“BVI”)	October 27, 2009	100%	Investment holding
China Wave Group Limited (“China Wave”)	BVI	October 27, 2009	100%	Investment holding
Uni-Force Development Limited (“Uni-Force”)	Hong Kong	October 27, 2009	100%	Investment holding
Huiyou Digital (Shenzhen) Ltd. (“Huiyou”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Dongganlefeng Information Technology Co., Ltd. (“Donggan”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Longyuebaifu Information Technology Co., Ltd. (“Longyue”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
OWX Hong Kong Limited (“OWX HK”)	Hong Kong	December 28, 2009	100%	Provision of handset design products and services
Shenzhen Douwan Network Technology Co., Ltd. (“Shenzhen Douwan”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Qilewuxian Software Development Co. Ltd. (“Qilewuxian”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
OWX (Beijing) Technology Co., Ltd. (“OWX Beijing”)	The PRC	September 3, 2010	100%	Investment holding
Shenzhen Yikechuanghui Technology Co., Ltd. (“Yikechuanghui”)	The PRC	October 21, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. (“Zhongtuo”)	The PRC	November 18, 2010	100%	Provision of handset design products and services
3GUU BVI	BVI	December 31, 2010	100%	Investment holding
3GUU Mobile Entertainment Co. Limited (“3GUU HK”)	Hong Kong	December 31, 2010	100%	Investment holding
Yitongtianxia	The PRC	December 31, 2010	100%	Development, operation and sale of mobile phone games
OWX Group Limited (“OWX BVI”)	BVI	February 14, 2012	100%	Investment holding
OWX Development Limited (“OWX Development”)	BVI	February 14, 2012	100%	Investment holding
HYD Holding Limited (“HYD Holding”)	BVI	February 14, 2012	100%	Investment holding
3GUU Holding Limited (“3GUU Holding”)	BVI	February 14, 2012	100%	Investment holding
C&V Limited (“C&V BVI)	BVI	August 27, 2012	51%	Investment holding
Shenzhen Douqu Software Co., Ltd (“Shenzhen Douqu”)	The PRC	September 5, 2012	80%	Development, operation of mobile phone games
C&V Hong Kong Limited (“C&V HK”)	Hong Kong	September 21, 2012	51%	Investment holding

Consolidated Variable Interest Entities

As of December 31, 2012, the Company consolidated the following VIE:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Yingzheng	The PRC	December 31, 2010	—	Development, operation and sale of mobile phone games